Subsequent Events (Details) (USD $)	3 Months Ended	12 Months Ended	1 Months Ended
	Sep. 19, 2014	Jun. 30, 2013	Nov. 05, 2014
Subsequent Event [Line Items]
Common stock issued for share subscription agreements, shares	406,665
Common stock issued for share subscription agreements	$ 376,995
Common stock payable, shares issued	76,550	30,283
Common stock payable, value issued	81,050	1,900,120
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock issued for share subscription agreements, shares			208,708
Common stock issued for share subscription agreements			120,000
Common stock payable, shares issued			276,444
Common stock payable, value issued			$ 118,000